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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 10/31/10
*Fund included is Invesco Special Value Fund.

Item 1. Schedule of Investments.

Invesco Special Value Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2010

invesco.com/us	MS-SPVAL-QTR-1 10/10	Invesco Advisers, Inc.

Schedule of Investments (a)
October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks (97.4%)
Aerospace & Defense (6.6%)
AAR Corp. (b)	395,380	$8,714,175
AerCap Holdings N.V. (b)	635,145	8,199,722
Moog, Inc. (Class A) (b)	131,300	4,936,880

		21,850,777

Air Freight & Logistics (2.7%)
Forward Air Corp.	148,900	4,002,432
UTI Worldwide, Inc. (Luxembourg)	265,200	5,097,144

		9,099,576

Apparel Retail (2.7%)
Abercrombie & Fitch Co. (Class A)	113,300	4,856,038
Stage Stores, Inc.	300,650	4,007,664

		8,863,702

Apparel, Accessories & Luxury Goods (3.1%)
Liz Claiborne, Inc. (b)	882,900	5,403,348
Maidenform Brands, Inc. (b)	177,435	4,748,161

		10,151,509

Application Software (1.4%)
Fair Isaac Corp.	189,000	4,543,560

Asset Management & Custody Banks (2.5%)
Federated Investors, Inc. (Class B)	212,400	5,290,884
Janus Capital Group, Inc.	301,400	3,182,784

		8,473,668

Communications Equipment (1.0%)
Tekelec (b)	265,100	3,451,602

Computer Storage & Peripherals (0.9%)
QLogic Corp. (b)	169,200	2,972,844

Construction & Engineering (3.2%)
Insituform Technologies, Inc. (Class A) (b)	152,100	3,285,360
Orion Marine Group, Inc. (b)	256,832	3,212,968
Shaw Group, Inc. (The) (b)	141,000	4,308,960

		10,807,288

Construction & Farm Machinery & Heavy Trucks (3.9%)
Terex Corp. (b)	228,100	5,120,845
WABCO Holdings, Inc. (b)	166,500	7,728,930

		12,849,775

Consumer Electronics (2.2%)
Harman International Industries, Inc. (b)	213,600	7,166,280

Data Processing & Outsourced Services (3.6%)
Alliance Data Systems Corp. (b)	78,400	4,760,448
Euronet Worldwide, Inc. (b)	270,000	4,876,200
Heartland Payment Systems, Inc.	160,837	2,296,752

		11,933,400

Distributors (0.9%)
Scansource, Inc. (b)	97,235	2,911,216

Diversified Banks (1.1%)
BancorpSouth, Inc.	118,500	1,563,015
Wilmington Trust Corp.	317,500	2,257,425

		3,820,440

Electric Utilities (0.9%)
Allete, Inc.	84,639	3,079,167

Electrical Components & Equipment (2.2%)
Belden, Inc.	263,100	7,340,490

Electronic Equipment & Instruments (3.2%)
Checkpoint Systems, Inc. (b)	236,579	5,204,738
Rogers Corp. (b)	149,242	5,313,015

		10,517,753

See accompanying notes which are an integral part of this schedule.
Invesco Special Value Fund

	Shares	Value

Electronic Manufacturing Services (3.2%)
Jabil Circuit, Inc.	489,200	$7,504,328
Methode Electronics, Inc.	336,292	3,124,153

		10,628,481

Environmental & Facilities Services (0.6%)
Calgon Carbon Corp. (b)	122,900	1,844,729

Gas Utilities (1.0%)
UGI Corp.	107,100	3,222,639

Health Care Equipment (3.3%)
Beckman Coulter, Inc.	68,200	3,630,968
CONMED Corp. (b)	33,553	738,501
Cooper Cos., Inc. (The)	79,955	3,944,980
Hill-Rom Holdings, Inc.	64,400	2,495,500

		10,809,949

Health Care Facilities (2.8%)
Healthsouth Corp. (b)	292,900	5,298,561
Select Medical Holdings Corp. (b)	542,895	4,060,855

		9,359,416

Home Furnishings (0.9%)
Interface, Inc. (Class A)	218,817	3,148,777

Household Appliances (1.3%)
Snap-On, Inc.	86,800	4,426,800

Household Products (1.0%)
Central Garden and Pet Co. (b)	212,266	2,196,953
Central Garden and Pet Co. (Class A) (b)	105,888	1,106,530

		3,303,483

Industrial Machinery (0.8%)
John Bean Technologies Corp.	147,800	2,527,380

Investment Banking & Brokerage (0.5%)
FBR Capital Markets Corp. (b)	487,800	1,726,812

IT Consulting & Other Services (3.1%)
Acxiom Corp. (b)	192,400	3,376,620
MAXIMUS, Inc.	79,620	4,827,361
Ness Technologies, Inc. (b)	409,820	1,975,332

		10,179,313

Life & Health Insurance (1.8%)
CNO Financial Group, Inc. (b)	1,079,200	5,870,848

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. (Class A) (b)	44,440	4,027,153

Multi-Utilities (0.6%)
Avista Corp.	91,800	2,004,912

Office Electronics (1.3%)
Zebra Technologies Corp. (Class A) (b)	119,890	4,289,664

Office Services & Supplies (1.5%)
ACCO Brands Corp. (b)	843,455	5,254,725

Oil & Gas Equipment & Services (2.6%)
Exterran Holdings, Inc. (b)	118,272	2,976,906
Superior Energy Services, Inc. (b)	200,070	5,525,934

		8,502,840

Paper Packaging (1.6%)
Sealed Air Corp.	228,000	5,278,200

Property & Casualty Insurance (5.0%)
Amtrust Financial Services, Inc.	381,600	5,712,552
Argo Group International Holdings, Ltd.	133,312	4,624,593
Employers Holdings, Inc.	182,399	2,953,040
Transatlantic Holdings, Inc.	63,200	3,324,320

		16,614,505

Real Estate Development (0.3%)
Forestar Group, Inc. (b)	64,585	1,104,404

See accompanying notes which are an integral part of this schedule.
Invesco Special Value Fund

	Shares	Value

Regional Banks (1.5%)
Zions Bancorp.	237,500	$4,906,750

Reinsurance (4.2%)
Alterra Capital Holdings, Ltd. (Bermuda)	192,239	3,883,228
Platinum Underwriters Holdings, Ltd. (Bermuda)	166,900	7,185,045
Reinsurance Group of America, Inc.	58,400	2,924,088

		13,992,361

Research & Consulting Services (1.8%)
Resources Connection, Inc.	144,794	2,344,215
Stantec, Inc. (b)	138,500	3,810,135

		6,154,350

Restaurants (3.0%)
AFC Enterprises, Inc. (b)	258,536	3,285,993
Denny’s Corp. (b)	1,236,799	3,994,861
Sonic Corp. (b)	303,200	2,692,416

		9,973,270

Semiconductor Equipment (2.0%)
Brooks Automation, Inc. (b)	418,842	2,843,937
Novellus Systems, Inc. (b)	126,200	3,686,302

		6,530,239

Semiconductors (1.7%)
Microsemi Corp. (b)	286,800	5,736,000

Specialized Consumer Services (1.2%)
Weight Watchers International, Inc.	117,500	3,935,075

Specialty Chemicals (2.0%)
A Schulman, Inc.	148,400	3,220,280
Zep, Inc.	196,652	3,567,267

		6,787,547

Thrifts & Mortgage Finance (0.6%)
First Niagara Financial Group, Inc.	166,600	1,974,210

Tires & Rubber (1.3%)
Goodyear Tire & Rubber Co. (The) (b)	434,800	4,443,656

Wireless Telecommunication Services (1.6%)
Syniverse Holdings, Inc. (b)	172,986	5,274,343

Total Common Stocks (Cost $268,215,119)		323,665,878

Money Market Funds (2.5%)
Liquid Assets Portfolio — Institutional Class (c)	4,108,200	4,108,200
Premier Portfolio — Institutional Class (c)	4,108,200	4,108,200

Total Money Market Funds (Cost $8,216,400)		8,216,400

Total Investments (Cost $276,431,519) 99.9%		331,882,278
Other Assets Less Liabilities 0.1%		368,437

Net Assets 100.0%		$332,250,715

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Special Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Special Value Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Special Value Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$331,882,278	$—	$—	$331,882,278

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$53,545,278

Aggregate unrealized (depreciation) of investment securities	(6,262,588)

Net unrealized appreciation of investment securities	$47,282,690

Cost of investments for tax purposes is $284,599,588.
Invesco Special Value Fund

NOTE 4 — Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Special Value Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	December 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	December 30, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	December 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.